SHARE-BASED COMPENSATION - Fair Value Of Share Options (Details) - $ / shares	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Assumptions used to estimate the fair value
Risk-free interest rate, minimum	4.24%	4.18%
Risk-free interest rate, maximum	4.49%	4.42%
Dividend yield	0.00%	0.00%
Expected volatility range, minimum	76.40%	73.30%
Expected volatility range, maximum	77.10%	73.60%
Exercise multiple, minimum	$ 2.2	$ 2.2
Exercise multiple, maximum	$ 2.8	$ 2.8
Contractual life (in years)	10 years	10 years